Derivative Instruments	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
Interest rate swap agreements

The Company uses derivatives in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

As at June 30, 2018, the Company was committed to the following interest rate swap agreements:

	Interest Rate	Notional Amount	Fair Value / Carrying Amount of Asset	Remaining Term	Fixed Interest Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	115,703	1,915	2.5	1.46
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	4,566	2.5	1.55
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	2,010	2.5	1.16

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of June 30, 2018, ranged from 0.30% to 2.75%.

(2)	Notional amount reduces quarterly.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A– or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.
Stock purchase warrant
During 2017, the Company had one stock purchase warrant, which had entitled it to purchase up to 750,000 shares of common stock of TIL at certain conditions at pre-determined prices. The stock purchase warrant was not exercised and was canceled upon completion of the TIL merger in November 2017 (notes 6 and 18).

Time-charter swap agreement
Effective June 1, 2016, the Company entered into a time-charter swap agreement for 55% of two Aframax equivalent vessels. Under such agreement, the Company received $27,776 per day, less a 1.25% brokerage commission, and paid 55% of the net revenue distribution of two Aframax equivalent vessels employed in the Company’s Aframax RSA, less $500 per day, for a period of 11 months plus an additional two months at the counterparty’s option. The purpose of the agreement was to reduce the Company’s exposure to spot tanker market rate variability for certain of its vessels that are employed in the Aframax RSA. The Company did not designate, for accounting purposes, the time-charter swap as a cash flow hedge. As of May 1, 2017, the time-charter swap counter-party did not exercise the two-month option and as such, the agreement was completed as of June 30, 2017.

Forward freight agreements
The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gain (loss) on derivative instruments in the Company's consolidated statements of loss.
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative asset	Derivative asset	Accounts receivables (Accrued liabilities)	Current portion of derivative liability
	$	$	$	$
As at June 30, 2018
Interest rate swap agreements	2,694	5,797	389	—
Forward freight agreements	34	—	(8)	(16)
	2,728	5,797	381	(16)

As at December 31, 2017
Interest rate swap agreements	1,016	4,226	(39)	—
	1,016	4,226	(39)	—

Realized and unrealized gains (losses) relating to the interest rate swaps, stock purchase warrant, time-charter swap and freight forward agreements are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of loss as follows:

	Three Months Ended			Three Months Ended
	June 30, 2018			June 30, 2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized (losses) gains	Unrealized losses	Total
	$	$	$	$	$	$
Interest rate swap agreements	674	426	1,100	(301)	(1,101)	(1,402)
Stock purchase warrant	—	—	—	—	(166)	(166)
Time-charter swap agreement	—	—	—	360	(402)	(42)
Forward freight agreements	(18)	34	16	80	(30)	50
	656	460	1,116	139	(1,699)	(1,560)

	Six Months Ended			Six Months Ended
	June 30, 2018			June 30, 2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized (losses) gains	Unrealized losses	Total
	$	$	$	$	$	$
Interest rate swap agreements	864	3,249	4,113	(740)	(399)	(1,139)
Stock purchase warrant	—	—	—	—	(287)	(287)
Time-charter swap agreement	—	—	—	1,106	(875)	231
Forward freight agreements	(18)	34	16	113	(17)	96
	846	3,283	4,129	479	(1,578)	(1,099)